Schedule of Income Before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Total	$ 298,605	$ 2,000,000	$ 814,468
Deferred
HONG KONG
Operating Loss Carryforwards [Line Items]
Total	291,326		810,236
MALAYSIA
Operating Loss Carryforwards [Line Items]
Total	$ 7,279		$ 4,232